Average Annual Total Returns{- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-14 - Fidelity Mega Cap Stock Fund	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Since Inception		Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS009 Past 1 year	RS009 Past 5 years	RS009 Past 10 years
Total	18.70%	13.70%	14.06%	17.19%	10.48%	12.09%	11.72%	9.98%	11.18%	21.20%	13.95%	14.04%	24.00%	14.19%	14.06%	26.22%	15.36%	15.05%	26.40%	15.51%	13.22%	[1]	Aug. 13, 2013	28.71%	18.47%	16.55%	27.90%	19.70%	17.16%

[1]	(a)Since inception August 13, 2013.